Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table is a summary of the Company's share option activity under the Plan (in US$, except shares):

Options under the Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012
0.0001 (exercise price)	76,095	0.0001	5.58	66,576
2.50 (exercise price)	687,884	2.5	5.58	-

Granted to employee	-	-	-	-
Exercised
0.0001 (exercise price)	76,095	0.0001	-	120,440

Expired	-	-	-	-
Forfeited/Cancelled
0.0001 (exercise price)	-	0.0001	4.58	-
2.50 (exercise price)	28,474	2.5	4.58	-

Outstanding, December 31, 2012
2.50 (exercise price)	659,410	2.5	4.58	-

Exercisable as at December 31, 2012
2.50 (exercise price)	659,410	2.5	4.58	-

2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model
	Options Granted in 2010 Under the 2007 Plan	Options Granted in 2011 Under the 2007 Plan	Options Granted in 2012 Under the 2007 Plan
Average risk-free rate of return	2.28%-2.47%	2.47%	1.04%
Expected term	5.75-6 Years	6 Years	6.46 Years
Volatility rate	49.8-50.4%	48.4%-50%	63.4%
Dividend yield	0%	0-5%	5%

Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table is a summary of the Company's share option activity under the 2007 Plan (in US$, except shares):

Options Under the 2007 Plan	Number of Options	Weighted Average Exercise Price	Weighted Remaining Contractual Life (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012
7.0 (exercise price)	810,566	7.00	5.83	-
2.975 (exercise price)	180,000	2.975	6.50	-
1.87 (exercise price)	500,000	1.87	7.25	-
1.8 (exercise price)	200,000	1.80	8.50	-
1.21 (exercise price)	6,900,000	1.21	8.95	-
1.365 (exercise price)	200,000	1.365	9.00	-
1.085 (exercise price)	100,000	1.085	9.50	-
0.945 (exercise price)	1,000,000	0.945	9.80	-

Granted
1.64 (exercise price)	300,000	1.64	9.87	39,000
1.595 (exercise price)	200,000	1.595	9.87	35,000

Exercised
1.21 (exercise price)	43,980	1.21	-	14,851
1.365 (exercise price)	33,500	1.365	-	4,690

Expired	-	-	-	-
Forfeited/Cancelled
1.21 (exercise price)	100,000	1.21	-	-
1.365 (exercise price)	166,500	1.365	-	-

Outstanding, December 31, 2012
7.0 (exercise price)	810,566	7.00	4.83	-
2.975 (exercise price)	180,000	2.975	5.50	-
1.87 (exercise price)	500,000	1.87	6.25	-
1.8 (exercise price)	200,000	1.80	7.50	-
1.21 (exercise price)	6,756,020	1.21	7.95	3,783,371
1.085 (exercise price)	100,000	1.085	8.50	68,500
0.945 (exercise price)	1,000,000	0.945	8.80	825,000
1.64 (exercise price)	300,000	1.64	9.87	39,000
1.595 (exercise price)	200,000	1.595	9.87	35,000

Exercisable as at December 31, 2012
7.0 (exercise price)	810,566	7.00	4.83	-
2.975 (exercise price)	180,000	2.975	5.50	-
1.87 (exercise price)	500,000	1.87	6.25	-
1.8 (exercise price)	182,857	1.80	7.50	-
1.21 (exercise price)	4,934,247	1.21	7.95	2,763,178
1.085 (exercise price)	52,778	1.085	8.50	36,153
0.945 (exercise price)	333,333	0.945	8.80	275,000
1.64 (exercise price)	16,667	1.64	9.87	2,167
1.595 (exercise price)	11,111	1.595	9.87	1,944